                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21042

Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                        10020
   (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2007

Date of reporting period: July 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND
Portfolio of Investments July 31, 2006 (unaudited)
-------------------------------------------------------------------------------

NUMBER
  OF
SHARES                                                                  VALUE
------                                                              ------------
           COMMON STOCKS (97.0%)
           Aerospace & Defense (6.0%)
 51,600    Alliant Techsystems, Inc.*                               $  4,135,224
128,700    Empresa Brasileira de Aeronautica S.A. (ADR) (Brazil)       4,444,011
 93,700    Goodrich Corp.                                              3,782,669
                                                                    ------------
                                                                      12,361,904
                                                                    ------------
           Agricultural Commodities/Milling (1.8%)
110,200    Corn Products International, Inc.                           3,665,252
                                                                    ------------
           Air Freight/Couriers (1.6%)
 64,700    Con-way Inc.                                                3,201,356
                                                                    ------------
           Apparel/Footwear Retail (1.6%)
123,900    Foot Locker, Inc.                                           3,366,363
                                                                    ------------
           Beverages: Alcoholic (1.4%)
 41,300    Molson Coors Brewing Co. (Class B)                          2,950,885
                                                                    ------------
           Broadcasting (1.1%)
277,000    Sinclair Broadcast Group, Inc. (Class A)                    2,332,340
                                                                    ------------
           Casino/Gaming (1.6%)
 97,600    GTECH Holdings Corp.                                        3,288,144
                                                                    ------------
           Chemicals: Agricultural (1.3%)
110,200    Agrium Inc. (ADR) (Canada)                                  2,671,248
                                                                    ------------
           Chemicals: Specialty (5.5%)
126,000    Ashland Inc.                                                8,380,260
 55,000    Cytec Industries, Inc.                                      2,937,550
                                                                    ------------
                                                                      11,317,810
                                                                    ------------
           Coal (0.9%)
261,100    International Coal Group, Inc.*                             1,754,592
                                                                    ------------
           Commercial Printing/Forms (2.0%)
215,400    Cenveo Inc.*                                                4,120,602
                                                                    ------------
           Containers/Packaging (3.5%)
187,700    Owens-Illinois, Inc.*                                       2,839,901
418,900    Smurfit-Stone Container Corp.*                              4,239,268
                                                                    ------------
                                                                       7,079,169
                                                                    ------------
           Data Processing Services (4.8%)
249,600    Acxiom Corp.                                                6,110,208
188,600    Convergys Corp.*                                            3,598,488
                                                                    ------------
                                                                       9,708,696
                                                                    ------------
           Electric Utilities (1.0%)
 77,700    PNM Resources Inc.                                          2,083,137
                                                                    ------------
           Electrical Products (2.6%)
164,600    Belden CDT Inc.                                             5,341,270
                                                                    ------------
           Electronics/Appliances (1.0%)
 25,600    Whirlpool Corp.                                             1,976,064
                                                                    ------------
           Financial Conglomerates (4.4%)
289,700    Conseco Inc.*                                               6,605,160
 52,100    Mastercard Inc. Class A*                                    2,389,827
                                                                    ------------
                                                                       8,994,987
                                                                    ------------

           Gas Distributors (2.7%)
 73,400    AGL Resources, Inc.                                         2,864,068
105,900    UGI Corp.                                                   2,631,615
                                                                    ------------
                                                                       5,495,683
                                                                    ------------
           Home Furnishings (1.5%)
109,300    Jarden Corp.*                                               3,168,607
                                                                    ------------
           Medical/Nursing Services (2.1%)
243,300    Apria Healthcare Group, Inc.*                               4,262,616
                                                                    ------------
           Miscellaneous Commercial Services (6.6%)
105,300    ARAMARK Corp. (Class B)                                     3,380,130
123,618    Geo Group Inc. (The)*                                       5,095,534
147,300    ProQuest Co.*                                               1,744,032
 58,000    The Brink's Co.                                             3,195,220
                                                                    ------------
                                                                      13,414,916
                                                                    ------------
           Movies/Entertainment (0.4%)
203,500    Crown Media Holdings, Inc. (Class A)*                         820,105
                                                                    ------------
           Office Equipment/Supplies (2.2%)
232,700    ACCO Brands Corp.*                                          4,567,901
                                                                    ------------
           Oil & Gas Production (1.6%)
 70,000    Pioneer Natural Resources Co.*                              3,174,500
                                                                    ------------
           Oilfield Services/Equipment (4.9%)
 85,700    Cameron International Corp.*                                4,320,137
 72,460    Superior Energy Services, Inc.*                             2,481,755
 51,320    Universal Compression Holdings, Inc.*                       3,269,084
                                                                    ------------
                                                                      10,070,976
                                                                    ------------
           Other Transportation (1.9%)
143,700    Laidlaw International Inc.                                  3,808,050
                                                                    ------------
           Packaged Software (4.7%)
481,900    Compuware Corp.*                                            3,368,481
 81,300    Fair Isaac Corp.                                            2,746,314
220,976    MSC. Software Corp.*                                        3,535,616
                                                                    ------------
                                                                       9,650,411
                                                                    ------------
           Property - Casualty Insurers (3.2%)
 35,600    Everest Re Group, Ltd. (ADR) (Bermuda)                      3,368,116
150,112    Old Republic International Corp.                            3,192,882
                                                                    ------------
                                                                       6,560,998
                                                                    ------------
           Pulp & Paper (1.6%)
123,200    MeadWestvaco Corp.                                          3,217,984
                                                                    ------------
           Railroads (1.3%)
 94,700    American Railcar Industries, Inc.                           2,618,455
                                                                    ------------
           Real Estate Investment Trusts (2.5%)
242,300    Host Hotels & Resorts Inc.                                  5,141,606
                                                                    ------------
           Regional Banks (1.3%)
 32,000    Zions Bancorporation                                        2,628,480
                                                                    ------------
           Restaurants (1.4%)
218,600    AFC Enterprises, Inc.                                       2,811,196
                                                                    ------------
           Services to the Health Industry (3.0%)
205,400    Emdeon Corp.*                                               2,470,962
132,100    IMS Health Inc.                                             3,624,824
                                                                    ------------
                                                                       6,095,786
                                                                    ------------
           Specialty Insurance (7.0%)
 85,300    Assurant, Inc.                                              4,108,901
 79,300    Fidelity National Financial, Inc.                           3,041,155
  8,900    Markel Corp.*                                               3,031,785
 99,400    PMI Group, Inc. (The)                                       4,220,524
                                                                    ------------
                                                                      14,402,365
                                                                    ------------

           Specialty Stores (1.6%)
141,100    PETsMART, Inc.                                              3,324,316
                                                                    ------------
           Specialty Telecommunications (1.8%)
 96,300    CenturyTel, Inc.                                            3,714,291
                                                                    ------------
           Tools/Hardware (1.6%)
 77,600    Snap-On, Inc.                                               3,259,976
                                                                    ------------
           TOTAL COMMON STOCKS
             (Cost $163,253,921)                                     198,423,037
                                                                    ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
----------
           SHORT-TERM INVESTMENT (2.6%)
           REPURCHASE AGREEMENT
 $5,430    Joint repurchase agreement account 5.27% due 08/01/06
           (dated 07/31/06; proceeds $5,430,795) (a)
           (Cost $5,430,000)                                           5,430,000
                                                                    ------------

            TOTAL INVESTMENTS
              (Cost $168,683,921)(b)                      99.6%      203,853,037
            OTHER ASSETS IN EXCESS OF LIABILITIES           0.4          719,094
                                                        --------    ------------
            NET ASSETS                                   100.0%     $204,572,131
                                                        ========    ============

---------------------------
   ADR      American Depositary Receipt.
    *       Non-income producing security.
   (a)      Collateralized by federal agency and U.S. Treasury obligations.
   (b)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $41,964,079 and the aggregate gross unrealized depreciation is $6,794,963 resulting in net unrealized appreciation of $35,169,116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Small-Mid Special
     Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 21, 2006

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Small-Mid Special
     Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 21, 2006

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                       5